CONCENTRATIONS OF RISKS	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF RISKS

NOTE 19 - CONCENTRATIONS OF RISK

The Company is subject to concentrations of credit risk primarily from customers and vendors. Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and accounts receivable. The Company performs ongoing credit evaluations of its customers and generally does not require collateral.

Major Customers

For the nine months ended March 31, 2026 and 2025, there was one single customer in each period whose revenue exceeded 10% of the revenue.

	Revenue
	March 31, 2026		March 31, 2025
	USD	%	USD	%

Customer A	$-	$-%	125,120	$97%
Customer B	$460,000	99%	-	-%

Accounts Receivable Concentration

Accounts receivable concentrations from customers representing more than 10% of total accounts receivable were as follows:

	Account Receivable
	March 31, 2026	June 30, 2025

Customer A	$-	$187,314
Customer B	$460,000	$-

Major Vendors

The Company relies on a limited number of vendors for certain materials and services used in its operations.

For the nine months ended March 31, 2026 and 2025, the Company had one vendor in each period, whose purchases accounted for more than 10% of total direct costs included in cost of revenue.

	Direct Costs
	March 31, 2026		March 31, 2025
	USD	%	USD	%

Vendor A	$-	$-%	$8,800	18%
Vendor B	296,000	99%	-	-%

Accounts Payable Concentration

Accounts payable concentrations from vendors representing more than 10% of total accounts payable were as follows:

	Account Payable
	March 31, 2026	June 30, 2025

Vendor A	$4,400	$8,800

Revenue by Geographic Location

The revenues below are based on the countries in which the customer is located. Summarized financial information concerning the geographic segments is shown in the following tables:

	Three Months ended March 31,		Nine months ended March 31,
	2026	2025	2026	2025

Malaysia	$5	$697	$292	$3,570
United States of America	460,000	-	466,661	125,120
	$460,005	$697	$466,953	$128,690

Geopolitical and Political Risk

The Company’s operations are primarily conducted in the United States and Malaysia, with intended expansion into Mexico and Canada. Accordingly, the political, economic, and legal environments in the United States, Mexico, Canada, and Malaysia, as well as general economic conditions in these regions, may influence the Company’s business, financial condition, and results of operations.

In addition, ongoing geopolitical developments, including the armed conflict involving Iran and military actions in the Middle East, the conflict between Russia and Ukraine, and broader global trade uncertainties, have increased volatility in global economic conditions. The Middle East conflict has involved direct military strikes, retaliatory actions, and disruptions to key global trade routes and energy infrastructure, contributing to fluctuations in energy prices, inflationary pressures, and supply chain disruptions.

The extent and duration of these geopolitical and economic uncertainties remain unpredictable, and any resulting adverse developments could have a material impact on the Company’s business, financial condition, and results of operations.

Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore, there is a possibility that the Company could post the same amount of losses for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of MYR converted to US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.

NOTE 19 - CONCENTRATIONS OF RISKS

The Company is subject to concentrations of credit risk primarily from customers and vendors. Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and accounts receivable. The Company performs ongoing credit evaluations of its customers and generally does not require collateral.

Major customers

For the years ended June 30, 2025 and 2024, the Company had one and two customers, respectively, whose revenue accounted for more than 10% of total revenue.

	Revenue
	June 30, 2025		June 30, 2024
	USD	%	USD	%

Customer A	$125,120	$94%	62,560	$64.8%
Customer B*	-	-	25,441	26.3%

Accounts Receivable Concentration

Accounts receivable concentrations from customers representing more than 10% of total accounts receivable were as follows:

	Account Receivable
	As of June 30,
	2025	2024

Customer A	$187,314	$62,560
Customer B*	$-	$25,441

*	impaired and represents a related party.

Major Vendors

The Company relies on a limited number of vendors for certain materials and services used in its operations.

For the years ended June 30, 2025 and 2024 the Company had one and two vendors respectively, whose purchases accounted for more than 10% of total direct costs included in cost of revenue.

	Direct Costs
	June 30, 2025		June 30, 2024
	USD	%	USD	%

Vendor A	$-	$-%	118,621	45%
Vendor B	$-	$-%	135,200	51%
Vendor C	$8,800	$14%	-	-%

Accounts Payable Concentration

Accounts payable concentrations from vendors representing more than 10% of total accounts payable were as follows:

	Account Payable
	As of June 30,
	2025	2024

Vendor A	$-	$118,621
Vendor B	$-	$-
Vendor C	$8,800	$-

Revenue by Geographic Location

The revenues below are based on the countries in which the Company’s customers are located. Summarized financial information concerning the geographic locations are shown in the following table:

	Years ended June 30,
	2025	2024

Malaysia	$4,782	$34,024
United States of America	128,420	62,560
	$133,202	$96,584

Economic and political risk

The Company’s primary operations are conducted in the U.S. and Malaysia. Accordingly, the political, economic, and legal environments in these jurisdictions, as well as broader macroeconomic conditions may influence the Company’s business, financial condition, and results of operations.

Further, the escalation tensions in the Middle East, including the continuing Russian – Ukraine conflict may impact the global economic situation, which indirectly may impact the Company’s operations.

Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore, there is a possibility that the Company could post the same amount of losses for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of MYR converted to USD on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.

VERDE RESOURCES, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2025 AND 2024

(Currency expressed in United States Dollars (“US$”), except for number of shares)